         April 29, 2003                                               PROSPECTUS




SUNAMERICA MONEY MARKET FUNDS, INC.

                 SunAmerica Money Market Fund
                 SunAmerica Municipal Money Market Fund

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
--------------------------------------------------------------------------------

             FUND HIGHLIGHTS...................................  2
             SHAREHOLDER ACCOUNT INFORMATION...................  8
             MORE INFORMATION ABOUT THE FUNDS.................. 15
              Fund Investment Strategies....................... 15
              Glossary......................................... 16
                Investment Terminology......................... 16
                Risk Terminology............................... 17
             FUND MANAGEMENT................................... 18
             FINANCIAL HIGHLIGHTS.............................. 19

         Fund Highlights
============================

         Q&A

      Money market instruments purchased by the Funds are high-quality short-term debt obligations. The money market instruments in which the Funds will invest include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; certificates of deposit, bankers' acceptances and time deposits; commercial paper and other short-term obligations of U.S. and foreign corporations; repurchase agreements; reverse repurchase agreements; and asset-backed securities.

      "High-quality" instruments have a very strong capacity to pay interest and repay principal. Money market funds must generally invest in short-term securities that are rated within the highest rating category for short-term fixed-income securities by at least two nationally recognized rating services or unrated securities of comparable investment quality.

      Municipal securities are debt obligations of a state or local government entity, which may support general governmental needs or special projects.

The following questions and answers are designed to give you an overview of SunAmerica Money Market Funds, Inc. (the "Funds"), and to provide you with information about the Company's separate Funds and their investment goals, principal investment strategies, and principal investment techniques. Each investment goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Fund's investment goal will be met or that the net return on an investment in a Fund will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in the chart, under "More Information About the Funds," which is on page 15 and the glossary that follows on pages 16-17. This prospectus will sometimes refer to the Funds as "we."

Q: What are the Funds' investment goals, principal investment strategies and techniques?
A:

                                    Investment               Principal Investment
            Fund                       Goal                        Strategy
            ----             ------------------------ ----------------------------------

SunAmerica Money Market Fund seeks as high a level of invests primarily in high-quality
                             current income as is     money market instruments
                             consistent with          selected principally on the basis
                             liquidity and stability  of quality and yield
                             of capital

SunAmerica Municipal Money   seeks as high a level of invests primarily in high-quality
Market Fund                  current income as is     money market instruments
                             consistent with          selected primarily on the basis
                             liquidity and stability  of quality and yield, and under
                             of capital and that is   normal market conditions
                             exempt from regular      invests at least 80% of its assets
                             federal income           in municipal securities that are
                             taxation                 exempt from regular federal
                                                      income tax

Additional information about the Funds' techniques

Each Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, each Fund must comply with a rule of the Securities and Exchange Commission that limits the types of securities in which each Fund may invest.

Q: What are the principal risks of investing in the Funds?
A: While the Funds will invest primarily in short-term securities, you should be aware that investments in the Funds may be subject to the risk that the value of their investments may be subject to changes in interest rates. Furthermore, although each Fund seeks to maintain a stable share price of $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Funds. The chart on page 15 describes various additional risks.

   Shares of the Funds are not bank deposits and are not guaranteed or insured by SunAmerica or SunAmerica's affiliates, any bank the Federal Deposit Insurance Corporation or any other government entity. As with any mutual fund, there is no guarantee that the Funds will be able to achieve their investment goals or that the net return on an investment in the Funds will exceed what could have been obtained through other investment or savings vehicles.

Q: How have the Funds performed historically?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.

SUNAMERICA MONEY MARKET FUND (CLASS A)

                                    [CHART]                                  During the 10-year period shown in the
                                                                             bar chart, the highest return for a quarter
                                                                             was 1.64% (quarter ended 12/31/00) and
                                                                             the lowest return for a quarter was 0.19%
                                                                             (quarter ended 12/31/02).
1993   1994    1995    1996    1997    1998    1999    2000    2001    2002
----   ----    ----    ----    ----    ----    ----    ----    ----    ----  The Fund's year-to-date return through
2.32%  3.47%   5.18%   4.61%   4.81%   4.80%   4.44%   5.57%   3.45%   1.04% the most recent calendar quarter ended
                                                                             3/31/03 was 0.11%.

Average Annual Total Returns
(as of the calendar year ended December 31, 2002)          Past One Past Five Past Ten    Since
                                                             Year     Years    Years   Inception**
          SunAmerica Money Market Fund*           Class A    1.04%    3.85%    3.96%      5.07%
                                                  Class B   -3.72%    2.66%      N/A      3.30%
                                                  Class II  -1.73%    2.81%      N/A      2.87%
                                                  Class I    1.13%      N/A      N/A      1.19%

 *Includes sales charges where applicable.
**Class A shares commenced offering on October 2, 1984. Class B shares commenced offering on September 24, 1993. Class I shares commenced offering on November 16, 2001. Class C shares, which were redesignated Class II on December 1, 1998, commenced offering on October 2, 1997.

         Fund Highlights
============================


SUNAMERICA MUNICIPAL MONEY MARKET FUND (CLASS A)/1/

                                    [CHART] During the four-year period shown in the
                                            bar chart, the highest return for a quarter
                                            was 0.86% (quarter ended 6/30/00) and
      1999     2000     2001     2002       the lowest return for a quarter was 0.17%
      ----     ----     ----     ----       (quarter ended 12/31/02).
     2.28%    3.15%    2.05%    0.92%
                                            The Fund's year-to-date return through
                                            the most recent calendar quarter ended
                                            3/31/03 was 0.09%.

Average Annual Total Returns                               Past One    Since
(as of the calendar year ended December 31, 2002)            Year   Inception**
     SunAmerica Municipal Money Market Fund*      Class A    0.92%     2.11%
                                                  Class B   -3.76%     1.14%
                                                  Class II  -1.75%     1.45%

/1/Performance information of the SunAmerica Municipal Money Market Fund shown from July 7, 2000 through November 16, 2001 is that of the Municipal Money Market Fund, a series of North American Funds (the "Prior Municipal Money Market Fund"), which was reorganized into the Fund on November 16, 2001 (the "Municipal Money Reorganization"). The Fund commenced operations upon consummation of the Municipal Money Reorganization. The Prior Municipal Money Market Fund had a similar investment objective, investment strategies and policies as the Fund. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 ("American General Fund"), which was reorganized into the Prior Municipal Money Market Fund on July 7, 2000. The American General Fund had the same investment subadviser and similar investment objective, investment strategies and policies as the Prior Municipal Money Market Fund. The average annual total returns of the shares of the Fund differ from those of the predecessor funds only to the extent that the Fund is subject to different sales charges and expenses. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.
  *Includes sales charges where applicable.
 **Class A and Class B shares commenced offering on November 2, 1998. Class C shares commenced offering on August 10, 2000. On November 16, 2001, upon the consummation of the Municipal Money Reorganization, Class C shares of the Prior Municipal Money Market Fund were reorganized as Class II shares of the Fund.

Q:  What are the Funds' expenses?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                       SUNAMERICA
                                                   MONEY MARKET FUND
                                    ---------------------------------------------
                                    Class A/(1)/ Class B/(1)/ Class II/(1)/ Class I/(1)/
                                    -----------  -----------  ------------  -----------
SHAREHOLDER FEES (FEES PAID
 DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)             None        4.00%        2.00%          None
Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of offering price)          None         None        1.00%          None
 Maximum Deferred Sales Charge
   (Load) (as a percentage of
   original purchase price or
   redemption price, whichever is
   lower)(2)                            None        4.00%        1.00%          None
 Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends      None         None         None          None
 Redemption Fee(3)                      None         None         None          None
 Exchange Fee                           None         None         None          None
ANNUAL FUND OPERATING
 EXPENSES (EXPENSES THAT ARE
 DEDUCTED FROM FUND ASSETS)
Management Fees                        0.47%        0.47%        0.47%         0.47%
 Distribution (and/or Service)
   (12b-1) Fees(4)                     0.15%        0.90%        0.90%          None
 Other Expenses                        0.28%        0.31%        0.33%         0.47%
                                       -----        -----        -----         -----
Total Annual Fund Operating
 Expenses                              0.90%        1.68%        1.70%         0.94%
Expense Reimbursement                     --           --           --         0.14%
                                       -----        -----        -----         -----
Net Expenses                           0.90%        1.68%(6)     1.70%(6)      0.80%(5)

                                                 SUNAMERICA MUNICIPAL
                                                   MONEY MARKET FUND
                                    -----------------------------------------
                                    Class A/(1)/     Class B/(1)/   Class II/(1)/
                                    -----------      -----------    ------------
SHAREHOLDER FEES (FEES PAID
 DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)             None            4.00%           2.00%
Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of offering price)          None             None           1.00%
 Maximum Deferred Sales Charge
   (Load) (as a percentage of
   original purchase price or
   redemption price, whichever is
   lower)(2)                            None            4.00%           1.00%
 Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends      None             None            None
 Redemption Fee(3)                      None             None            None
 Exchange Fee                           None             None            None
ANNUAL FUND OPERATING
 EXPENSES (EXPENSES THAT ARE
 DEDUCTED FROM FUND ASSETS)
Management Fees                        0.35%            0.35%           0.35%
 Distribution (and/or Service)
   (12b-1) Fees(4)                     0.15%            0.90%           0.90%
 Other Expenses                        0.48%            1.39%           9.82%
                                       -----            -----          ------
Total Annual Fund Operating
 Expenses                              0.98%            2.64%          11.07%
Expense Reimbursement                  0.03%            0.94%           9.37%
                                       -----            -----          ------
Net Expenses                           0.95%/(5)(6)/    1.70%(5)(6)     1.70%(5)(6)

(1) Investors wishing to purchase shares of the Funds are generally required to purchase Class A shares. Class B and Class II shares of a Fund will typically be issued (i) in exchange for Class B shares or Class II shares, respectively, of other AIG SunAmerica Mutual Funds or (ii) to shareholders who wish to invest by dollar cost averaging into Class B or II Shares of another AIG SunAmerica mutual fund. Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

(2) A contingent deferred sales charge (CDSC) on Class A shares will apply only if (i) the original purchase was Class A of another AIG SunAmerica Mutual Fund which you subsequently exchanged into a Fund, (ii) the original purchase was $1,000,000 or more and (iii) you redeem within two years from purchase date. The contingent deferred sales charge on Class B shares applies only to redemptions made within six years from purchase date. The contingent deferred sales charge on Class II shares applies only to redemptions made within eighteen months of purchase date. See page 8 for more information on the CDSCs.

(3) A $15.00 fee may be imposed for wire or overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

(6) The Adviser and/or Distributor are voluntarily waiving fees and/or reimbursing expenses for Class B and II shares of the SunAmerica Money Market Fund and Class A, B, and II shares of the SunAmerica Municipal Money Market Fund. The voluntary waivers and/or reimbursements are expected to continue but may be terminated at any time. The voluntary waivers and/or reimbursements reflected in the chart below are shown at December 31, 2002 and the exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. For the SunAmerica Municipal Money Market Fund, the voluntary fee waivers and/or expense reimbursements are in addition to contractual waivers and/or reimbursements. If these fee waivers and/or expense reimbursements had been taken into account, the total net expense ratios for the following classes would have been as follows:

                          Money Market
                             Class B............ 1.64%
                             Class II........... 1.66%

                          Municipal Money Market
                             Class A............ 0.78%
                             Class B............ 1.39%
                             Class II........... 1.39%

         Fund Highlights
============================

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your investment at the end of the periods indicated:

                                             1 Year 3 Years 5 Years 10 Years

     SUNAMERICA MONEY MARKET FUND
      (Class A shares).....................   $ 92   $287   $  498   $1,108
      (Class B shares)*+...................    571    830    1,113    1,780
      (Class II shares)+...................    371    630    1,014    2,089
      (Class I shares).....................     82    255      444      990

     SUNAMERICA MUNICIPAL MONEY MARKET FUND
      (Class A shares)+....................   $ 97   $303   $  526   $1,166
      (Class B shares)*+...................    573    836    1,123    1,780
      (Class II shares)+...................    371    630    1,014    2,089

     You would pay the following expenses if you did not redeem your shares:
                                             1 Year 3 Years 5 Years 10 Years

     SUNAMERICA MONEY MARKET FUND
      (Class A shares)......................  $ 92   $287   $  498   $1,108
      (Class B shares)*+....................   171    530      913    1,780
      (Class II shares)+....................   271    630    1,014    2,089
      (Class I shares)......................    82    255      444      990

     SUNAMERICA MUNICIPAL MONEY MARKET FUND
      (Class A shares)+.....................  $ 97   $303   $  526   $1,166
      (Class B shares)*+....................   173    536      923    1,810
      (Class II shares)+....................   271    630    1,014    2,089

--------
 * Class B shares generally convert to Class A shares approximately eight years after purchase, as described in the section entitled "Shareholder Account Information" on page 8. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.
+ The Adviser and/or Distributor are voluntarily waiving fees and/or reimbursing expenses for Class B and II shares of the SunAmerica Money Market Fund and Class A, B and II shares of the SunAmerica Municipal Money Market Fund. These fee waivers and/or expense reimbursements are not reflected in the Example above. The voluntary waivers and/or reimbursements are expected to continue but may be terminated at any time. The voluntary waivers and/or reimbursements reflected in the chart below are shown at December 31, 2002 and the exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. For the SunAmerica Municipal Money Market Fund, the voluntary fee waivers and/or expense reimbursements are in addition to contractual waivers and/or reimbursements.

  The following are your costs after these fee waivers and/or expense reimbursements:

             If you redeemed your investment at the end of the periods indicated:
                                                        1 Year                    3 Years 5 Years 10 Years
                                                        ------                    ------- ------- --------

             MONEY MARKET
              Class B..................................   567                       817    1,092    1,746
              Class II.................................   367                       618      993    2,046

             MUNICIPAL MONEY MARKET
              Class A..................................  $ 80                      $249   $  433   $  966
              Class B..................................   542                       740      961    1,502
              Class II.................................   340                       536      853    1,752

-





             If you did not redeem your investment at the end of the periods indicated:
                                                           1 Year                       3 Years 5 Years 10 Years
                                                           ------                       ------- ------- --------

             MONEY MARKET
              Class B.....................................  $167                         $517    $892    $1,746
              Class II....................................   267                          618     993     2,046

             MUNICIPAL MONEY MARKET
              Class A.....................................  $ 80                         $249    $433    $  966
              Class B.....................................   142                          440     761     1,502
              Class II....................................   240                          536     853     1,752

         Shareholder Account Information

SELECTING A SHARE CLASS

Each Fund offers a number of classes of shares through this Prospectus, including: Class A, Class B and Class II shares. The SunAmerica Money Market Fund also offers Class I shares.

Each class of shares has its own cost structure or requirements, as shown below. If you wish to purchase shares of a Fund, you will generally be required to purchase Class A shares, as Class B and Class II shares of the Fund are typically issued (i) in exchange for Class B shares or Class II shares of other AIG SunAmerica Mutual Funds or (ii) to shareholders who wish to invest by dollar cost averaging into Class B or II shares of another AIG SunAmerica mutual fund. An investor may purchase Class B shares up to $500,000 in any one purchase. Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

             CLASS A                       CLASS B                   CLASS II                      CLASS I

..No front-end sales charge; all   .  No front-end sales      .  Front-end sales         . Offered exclusively to
  your money goes to work for        charge; all your money     charge, as described      certain institutions.
  you right away.                    goes to work for you       below.                  . Also offered to the
.. Lower annual expenses than         right away.             .  Higher annual expenses    SunAmerica Aggressive
  Class B or Class II shares.     .  Higher annual expenses     than Class A shares.      Growth, Moderate Growth,
.. No deferred sales charge as de-    than Class A shares.    .  Deferred sales charge     and Conservative Growth
  scribed below.                  .  Deferred sales charge      on shares you sell        LifeStage Funds, which are
                                     on shares you sell         within eighteen months    funds-of-funds.
                                     within six years of        of purchase, as         . No sales charges.
                                     purchase, as described     described below.        . Lower annual expenses than
                                     below.                  .  No conversion to Class    Class A, B, or II shares.
                                  .  Automatic conversion       A.
                                     to Class A shares
                                     approximately eight
                                     years after purchase.
                                  .  Purchases in an amount
                                     over $500,000 are
                                     generally not
                                     permitted; you should
                                     consult with your
                                     financial adviser to
                                     determine whether
                                     other share classes
                                     are more beneficial
                                     given your
                                     circumstances.

CALCULATION OF SALES CHARGES

CLASS A. Class A shares are available with no front-end sales charge. For those Class A shares subject to a CDSC, as described on page 5, a 1.00% CDSC is imposed on shares sold within one year of original purchase and a 0.50% CDSC is imposed on shares sold after the first year and within the second year after purchase.

CLASS B. Class B shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:
             Years after purchase       CDSC Rate
             1st year and 2nd year      4.00%
             3rd and 4th year           3.00%
             5th year                   2.00%
             6th year                   1.00%
             7th year and 8th year      None

If you purchased Class B shares of a Fund prior to January 2, 2002, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply. Any Class B shares purchased on or after January 2, 2002 will be subject to the CDSC schedule described above.

CLASS II. Class II sales charges are as follows:

                      Sales Charge    Concession to Dealers
                    ----------------- ---------------------
                      % of   % of Net         % of
                    Offering  Amount        Offering
                     Price   Invested         Price
                    -------- -------- ---------------------
                      1.00%    1.01%          1.00%

There is also a CDSC of 1% on shares you sell within 18 months of purchase.

DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

If you acquired your Class B or Class II shares in connection with the reorganization of a North American Fund into your Fund, the CDSC schedule applicable at the time you originally purchased your shares will continue to apply (even if you exchange your shares for shares of another fund distributed by AIG SunAmerica Capital Services, Inc.). Any Class B or Class II shares that you purchase subsequent to the reorganization will be subject to the CDSC schedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.

For purposes of the deferred sales charge, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.

SALES CHARGE WAIVERS

WAIVERS FOR CERTAIN INVESTORS. We will generally waive the deferred sales charge for CLASS B or CLASS II shares in the following cases:

  . within one year of the shareholder's death or becoming legally disabled (individual and spousal joint tenancy accounts only)

  . taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which AIG Federal Savings Bank (DBA SunAmerica Trust Company) serves as a fiduciary and in which the plan participant or accountholder has attained the age of 59 1/2 at the time the redemption is made

  . Fund Directors and other individuals, and their families, who are affiliated with any Fund or any Fund distributed by AIG SunAmerica Capital Services, Inc.

  . payments made through the Systematic Withdrawal Plan (subject to certain conditions)

We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with AIG SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.

To utilize: if you think you may be eligible for a deferred sales charge waiver, contact your broker or financial advisor, or consult the statement of additional information.

REINSTATEMENT PRIVILEGE. If you sell shares of a Fund, within one year after the sale, you may invest some or all of the proceeds in the same share class of the Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s). If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale.

DISTRIBUTION AND SERVICE FEES

Each class of shares (other than Class I) of each Fund has its own 12b-1 plan, which allows for distribution and account maintenance and service fees (payable to AIG SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:

                                          ACCOUNT MAINTENANCE
                   CLASS DISTRIBUTION FEE   AND SERVICE FEE
                     A         None              .15%
                     B         .75%              .15%
                    II         .75%              .15%

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT (CLASSES A, B AND II)

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Funds are as follows:

  .  non-retirement account: $500

  .  retirement account: $250

  .  dollar cost averaging: $500 to open; you must invest at least $25 a month

The minimum subsequent investments for a Fund are as follows:

  .  non-retirement account: $100

  .  retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the information on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

         Shareholder Account Information

HOW TO BUY SHARES (CLASS A, B AND II)

Buying Shares Through Your Dealer

You can buy shares through any dealer, broker or financial institution that has a selling agreement with AIG SunAmerica Capital Services, Inc. Your dealer will place your order with the Fund on your behalf.

Buying Shares Through the Fund

Opening an Account                                 Adding to an Account

By check

--------------------------------------------------------------------------------

  .  Make out a check for the               .  Make out a check for the
     investment amount, payable to             investment amount, payable to
     the specific Fund or payable              the specific Fund or payable
     to AIG SunAmerica Mutual                  to AIG SunAmerica Mutual
     Funds. An account cannot be               Funds. Shares cannot be
     opened with a Fund check.                 purchased with a Fund check.
  .  Deliver the check and your             .  Include the stub from your
     completed Account Application             Fund statement or a note
     (and Supplemental Account                 specifying the Fund name,
     Application, if applicable)               your share class, your
     to:                                       account number and the
                                               name(s) in which the account
       (via regular mail)                      is registered.
       AIG SunAmerica Mutual Funds          .  Indicate the Fund and account
       c/o NFDS                                number in the memo section of
       PO Box 219186                           your check.
       Kansas City, MO 64121-9186           .  Deliver the check and your
                                               stub or note to your broker
       (via express, certified and             or financial advisor, or mail
       registered mail)                        them to:
       AIG SunAmerica Mutual Funds
       c/o NFDS                                  (via regular mail)
       330 W 9th St.                             AIG SunAmerica Mutual Funds
       Kansas City, MO 64105-1514                c/o NFDS
                                                 PO Box 219373
  .  All purchases must be in U.S.               Kansas City, MO 64121-9373
     dollars. Cash, money orders
     and/or travelers checks will                (via express, certified and
     not be accepted. A $25.00 fee               registered mail)
     will be charged for all                     AIG SunAmerica Mutual Funds
     checks returned due to                      c/o NFDS
     insufficient funds.                         330 W 9th St.
                                                 Kansas City, MO 64105-1514




By wire

--------------------------------------------------------------------------------
         .  Fax your completed            .  Instruct your bank
            application to AIG               to wire the amount
            SunAmerica Fund                  of your investment
            Services, Inc. at                to:
            201-324-6496.
         .  Obtain your account                State Street Bank
            number by calling                  & Trust Company
            Shareholder Services               Boston, MA
            1-800-858-8850.                    ABA #0110-00028
         .  Instruct your bank                 DDA # 99029712
            to wire the amount
            of your investment              ATTN: (Put Name of
            to:                                   Fund and Share
                                                  Class).
              State Street Bank
              & Trust Company               FBO:  (Account number
              Boston, MA                          & names in
              ABA #0110-00028                     which the Acct.
              DDA # 99029712                      is registered).

           ATTN: (Put Name of           Your bank may charge a
                 Fund and Share         fee to wire funds.
                 Class).

           FBO:  (Account number
                 & names in
                 which the Acct.
                 is registered).

       Your bank may charge a
       fee to wire funds.

To open or add to an account using dollar cost averaging, see "Additional Investor Services."

HOW TO SELL SHARES (CLASS A, B AND II)

Selling Shares Through Your Dealer

You can sell shares through any dealer, broker or financial institution that has a selling agreement with AIG SunAmerica Capital Services, Inc. Your dealer will place your order with the Fund on your behalf.

Selling Shares Through the Fund

By mail

--------------------------------------------------------------------------------

 Send your request to:                     Your request should include:

        Via Regular mail                     .  Your name
        AIG SunAmerica Mutual Funds          .  Fund name, share class and
        c/o NFDS                                account number
        PO Box 219186                        .  The dollar amount or number
        Kansas City, MO 64121-9186              of shares to be redeemed
                                             .  Any special payment
        Via express, certified and              instructions
        registered mail                      .  The signature of all
        AIG SunAmerica Mutual Funds             registered owners exactly as
        c/o NFDS                                the account is registered, and
        330 West 9th Street                  .  Any special documents
        Kansas City, MO 64105-1514              required to assure proper
                                                authorization.
By phone

--------------------------------------------------------------------------------

      .  Call Shareholder Services at
         1-800-858-8850 between 8:30
         am and 7:00 pm Eastern Time
         on most business days.
      .  Or, for automated 24-hour
         account access call FastFacts
         at 1-800-654-4760.

By wire

--------------------------------------------------------------------------------

    May be done either in writing or    Minimum amount to wire money is
    by calling Shareholder Services at  $250. A $15 fee will be de-ducted
    1-800-858-8850 between 8:30 a.m.    from your account.
    and 7:00 p.m. (Eastern time) on
    most business days. You must
    provide the following information:

      .  The fund name, share class
         and account number you are
         redeeming.
      .  Bank or financial institution
         name
      .  ABA routing number
      .  Account number, and
      .  Account registration.

By internet:

--------------------------------------------------------------------------------

    Visit our web site at               Proceeds for all transactions will
    WWW.SUNAMERICAFUNDS.COM, and        normally be sent on the business
    select the "View Your Account"      day after the trade date.
    hyperlink (generally not available  Additional documents may be
    for retire-ment accounts).          required for certain transactions.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services".

         Shareholder Account Information


CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE:

To protect you and the fund from fraud, the following redemption requests must be in writing and include a signature guarantee (although there may be other situations that also require a signature guarantee) if:

  .  Redemptions of $100,000 or more
  .  The proceeds are to be payable other than as the account is registered
  . The redemption check is to be sent to an address other than the address of record
  .  Your address of record has changed within the previous 30 days
  .  Shares are being transferred to an account with a different registration
  . Someone (such as an Executor) other than the registered shareholder(s) is redeeming shares. Additional documents may be required.

You can generally obtain a signature guarantee from the following sources:

  .  A broker or securities dealer
  .  A federal savings, cooperative or other type of bank
  .  A savings and loan or other thrift institution
  .  A credit union
  .  A securities exchange or clearing agency.

A notary public CANNOT provide a signature guarantee.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)

Class I shares of the SunAmerica Money Market Fund are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with AIG SunAmerica Capital Services, Inc. to sell Class I shares. Class I shares are also offered to the SunAmerica Aggressive Growth, Moderate Growth and Conservative Growth LifeStage Funds. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial advisor or plan administrator.

TRANSACTION POLICIES (ALL FUNDS AND CLASSES)

VALUATION OF SHARES. The net asset value per share (NAV) for each Fund and each class is determined each business day at the close of regular trading on the New York Stock Exchange (general 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Fund also will be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund's shares may change on days when you will not be able to purchase or redeem your shares. It is the intention of each Fund to maintain a net asset value per share of $1.00, although there can be no assurance that each Fund will be able to do so. In accordance with the rules and regulations of the Securities and Exchange Commission, each Fund intends to value its portfolio securities based upon their amortized cost. This entails initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by the amortized cost method, is higher or lower than the price the Fund would receive if it sold the instrument.

BUY AND SELL PRICES. When you buy Class II shares, you pay the NAV plus any applicable front-end sales charges, as described earlier. When you sell shares Class A, B or II shares, you receive the NAV minus any applicable CDSCs. When you buy Class A, Class B or Class I shares, you pay the NAV. When you sell Class I shares, you receive NAV.

EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If a Fund or AIG SunAmerica Capital Services, Inc. receives your order before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If a Fund or AIG SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Fund before its close of business. Each Fund and AIG SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Fund may temporarily postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, each Fund has made an election that requires it to pay a certain portion of redemption proceeds in cash.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing or, you may visit out website at www.sunamericafunds.com, or call FastFacts at 1-800-654-4760.

EXCHANGES. You may exchange shares of a Fund for shares of the same class of any other fund distributed by AIG SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund. However, exchanges of shares may be subject to applicable sales charges imposed by the fund into which you would like to exchange. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class B shares of a Fund that you purchased prior to January 2, 2002 for another Fund's Class B shares (which currently have a longer CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North American Fund into your Fund for another Fund's shares, the CDSC schedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. The Funds may change or cancel their exchange privileges at any time, upon 60 days' written notice to their shareholders. The Funds may also refuse any exchange order without notice.

CERTIFICATED SHARES. The Funds do not issue certificated shares.

ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND II)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder Services at 1-800-858-8850.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by AIG SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

  .  You must have at least $5,000 worth of shares in your account.

  . Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

  . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Fund periodically for the same class of shares of one or more other funds distributed by AIG SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund. To use:

  . Specify the fund(s) distributed by AIG SunAmerica Capital Services, Inc. from which you would like money withdrawn and into which you would like money invested.

  . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months, and specify the date.

  .  Specify the amount(s). Each exchange must be worth at least $50.

  . Accounts must be registered identically; otherwise a signature guarantee will be required.

         Shareholder Account Information


RETIREMENT PLANS. AIG SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Roth IRAs, Simple IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Individual 401(k) plans, 529 plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by AIG SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

Account Mailings:

ACCOUNT STATEMENTS. Generally, account statements are mailed to dealers and shareholders on a quarterly basis.

TRANSACTION CONFIRMATIONS. Generally, you will receive an account confirmation:

  . After every transaction that affects your account balance (except a dividend reinvestment, automatic purchase, automatic redemption or systematic exchange).

  . After any changes of name or address of the registered owner(s), or after certain account option changes.

IRS TAX FORMS. Every year you should also receive, if applicable, and IRS Form 1099 tax information statement, mailed by January 31/st/.

These mailings apply to accounts opened through the Fund. Accounts opened through a broker/dealer firm will receive statements from that financial institution.

PROSPECTUSES, ANNUAL, AND SEMI-ANNUAL REPORTS. As an alternative to regular mail, you may elect to receive these reports via electronic delivery. To enroll for this option, Visit our web site at WWW.SUNAMERICAFUNDS.COM, and select the "Go Paperless" hyperlink (Note: this option is only available to accounts opened through the Fund.)

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are declared daily and paid monthly by the Funds. Capital gains distributions, if any, are paid annually by the Funds.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Fund and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by AIG SunAmerica Capital Services, Inc. or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850, to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A, Class B and Class II shares of the same Fund as a result of the fact that Class I shares are not subject to any distribution or service fee.

TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders. Consequently, dividends you receive from the SunAmerica Money Market Fund, whether reinvested or taken as cash, are generally considered taxable. It is anticipated that substantially all of the distributions from the Money Market Fund will be taxed as ordinary income. It is anticipated that dividends you receive from the SunAmerica Municipal Money Market Fund generally will be exempt from federal income tax. Corporations will not be entitled to take a dividends-received deduction for dividends they receive from a Fund.

Some dividends paid in January may be taxable as if they had been paid the previous December.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax advisor. As qualified plans, the employee retirement plans that invest in Class I generally pay no federal income tax. Individual participants in the plan should consult their plan documents and their own tax advisors for information on the tax consequences associated with participating in the plans.

OTHER TAX CONSIDERATIONS. If you are neither a resident nor a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies.

By law, the Funds must withhold 30% in the year 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your reportable distributions and redemption proceeds if you have not provided a correct taxpayer identification number or social security number.

This section summarizes some of the consequences under current United States federal income tax law of an investment in a Fund. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.

SMALL ACCOUNTS (OTHER THAN CLASS I). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged at the annual rate of $24. charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance, the effects of sales charges, or administrative fees (for retirement plans only).

         More Information About the Funds


                            FUND INVESTMENT STRATEGIES

       Each Fund has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Fund's investment approach. Following this chart is a glossary that further describes the investment and risk terminology that we use. Please review the glossary in conjunction with this chart.


                                            SunAmerica Money             SunAmerica Municipal
                                              Market Fund                 Money Market Fund
What is the Fund's investment goal? seeks as high a level of current seeks as high a level of
                                    income as is consistent with     current income as is
                                    liquidity and stability of       consistent with liquidity and
                                    capital                          stability of capital and that
                                                                     is exempt from regular
                                                                     federal income taxation
---------------------------------------------------------------------------------------------------
What principal investment strategy   invests primarily in high-       invests primarily in high-
does the Fund use to implement its  quality, short-term money        quality money market
investment goal?                    market instruments selected      instruments selected
                                    principally on the basis of      primarily on the basis of
                                    quality and yield                quality and yield that are
                                                                     exempt from regular federal
                                                                     income tax. Under normal
                                                                     market conditions, the
                                                                     Fund invests at least 80% of
                                                                     its assets in municipal
                                                                     securities which pay income
                                                                     exempt from regular federal
                                                                     income taxes. The Fund's
                                                                     assets include its net assets
                                                                     plus any borrowing for
                                                                     investment purposes.
                                                                     Municipal securities may
                                                                     include private activity
                                                                     bonds, the interest on which
                                                                     is subject to the federal
                                                                     alternative minimum tax
                                                                     (AMT).
---------------------------------------------------------------------------------------------------
What are the Fund's principal        invests in high-quality, short-  invests in high-quality,
investment techniques?              term money market                short-term money market
                                    instruments, including           securities that are exempt
                                    securities issued or guaranteed  from regular federal income as to principal and interest by  tax, including municipal
                                    the U.S. government, its         fixed-income securities with
                                    agencies or instrumentalities,   remaining maturities of 13
                                    certificates of deposit,         months or less, commercial
                                    bankers' acceptances and time    paper sold by municipalities,
                                    deposits; commercial paper       variable rate demand notes,
                                    and other short-term             auction rate preferred stock
                                    obligations of U.S. and          and other adjustable rate
                                    foreign corporations;            obligations that are exempt
                                    repurchase agreements;           from federal income
                                    reverse repurchase               taxation and liquid Rule
                                    agreements; and asset-backed     144A securities
                                    securities
---------------------------------------------------------------------------------------------------
What principal risks may affect the . interest rate fluctuations     . interest rate fluctuations
Fund?                               . credit risk                    . credit risk
                                    . securities selection           . securities selection
---------------------------------------------------------------------------------------------------

         More Information About the Funds


       GLOSSARY

       The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc.

INVESTMENT TERMINOLOGY

ADJUSTABLE RATE SECURITIES (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula.

ASSET-BACKED SECURITIES issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

BANKERS' ACCEPTANCES are time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity and represent direct or contingent obligations of commercial banks.

CERTIFICATES OF DEPOSIT are interest-bearing time deposits representing direct or contingent obligations of commercial banks.

COMMERCIAL PAPER is short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes.

FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. An investment grade fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser).

MUNICIPAL BOND is a debt obligation of a state or local government entity, which may support general governmental needs or special projects.

MUNICIPAL COMMERCIAL PAPER consists of short term obligations of a municipality. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial paper, in many cases, is backed by a letter of credit lending agreement, repurchase agreement or other credit facility agreement offered by banks or other institutions.

MUNICIPAL NOTES are notes issued by local, regional and state governments to meet their short-term funding requirements.

REPURCHASE AGREEMENTS are agreements in which the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months.

REVERSE REPURCHASE AGREEMENTS are agreements in which a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund.

RULE 144A securities are investments purchased and sold in large institutional markets. Many of these transactions are exempted from the registration requirements under the securities laws pursuant to Rule 144A under the Securities Act of 1933, as amended.

SHORT-TERM MONEY MARKET INSTRUMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit.

STABILITY OF CAPITAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

VARIABLE RATE DEMAND NOTES, OR VRDNS, are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days notice.

RISK TERMINOLOGY

CREDIT RISK: The risk that the issuer in which a Fund invests will fail financially or otherwise fail to honor its obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

INTEREST RATE FLUCTUATIONS: Because a Fund may hold a money market security until maturity, during a period of declining interest rates, the Fund may have to replace such security with a lower yielding security, thus decreasing the net investment income for the Fund and dividends to shareholders.

SECURITIES SELECTION: A strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

         Fund Management
===================================


ADVISER. AIG SunAmerica Asset Management Corp. ("SunAmerica") selects and manages the investments, provides various administrative services and supervises the daily business affairs of each Fund, except to the extent it has delegated portfolio management of a Fund to a subadviser.

SunAmerica was organized in 1982 under the laws of Delaware, and manages, advises and/or administers in excess of $31.5 billion of assets as of December 31, 2002. In addition to managing the Funds, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Seasons Series Trust, VALIC Company I, VALIC Company II, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust, SunAmerica Strategic Investment Series, Inc. and SunAmerica Style Select Series, Inc.

For the fiscal year ended December 31, 2002, the SunAmerica Money Market Fund paid SunAmerica a fee equal to 0.47% of average daily net assets.

SunAmerica's Fixed-Income Investment Team is responsible for the management of the SunAmerica Money Market Fund.

Prior to November 16, 2001, the SunAmerica Municipal Money Market Fund operated as the Municipal Money Market Fund of North American Funds. For the fiscal year ended October 31, 2001, the Prior Municipal Money Market Fund paid its adviser 0.35% of the Fund's average daily net assets. From November 16, 2001 to December 31, 2001, the SunAmerica Municipal Money Market Fund paid SunAmerica a fee equal to 0.35% of average daily net assets.

The SunAmerica Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC"). AIGGIC is located at 175 Water Street, New York, New York 10038, and is responsible for investment decisions for the Fund. AIGGIC is a SunAmerica affiliate. As of December 31, 2002, AIGGIC and its affiliated investment management companies had approximately $365.6 billion under management. As of the fiscal year ended December 31, 2002, AIGGIC received an annual fee for its services at the rate of 0.25% of the Fund's average daily net assets. This fee is paid by SunAmerica and not the SunAmerica Municipal Money Market Fund.

J. Hutchison Bryan, Jr. CFA is the portfolio manager for the SunAmerica Municipal Money Market Fund and a Vice President and Portfolio Manager of the Tax-Exempt Fixed Income Group at AIGGIC. Mr. Bryan joined AIGGIC as a result of the acquisition of American General Corporation by AIGGIC's parent in August 2001. He joined American General Corporation in March 2000 where he was Director--Municipal Bonds. Prior to joining American General Corporation, he spent 9 years at Chase Bank of Texas, including 6 years as a municipal analyst, trader, and portfolio manager.

DISTRIBUTOR. AIG SunAmerica Capital Services, Inc. distributes the Funds' shares. The Distributor, an AIG SunAmerica company, receives initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Fund's 12b-1 plans.

ADMINISTRATOR. AIG SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services.

The Adviser, the Distributor and the Administrator are all located in Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 and 2929 Allen Parkway, Houston, TX 77019.

         Financial Highlights
====================================

The Financial Highlights table for each Fund is intended to help you understand each Fund's financial performance since inception or for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are incorporated by reference in the Funds' Statement of Additional Information (SAI) which is available upon request.

SUNAMERICA MONEY MARKET FUND

                                                                                                               Ratio of net
                     Net Asset                       Dividends                       Net Assets  Ratio of       investment
                       Value      Net     Total from  from net  Net Asset              end of    expenses       income to
Period               beginning investment investment investment Value end   Total      period   to average     average net
Ended                of period   income   operations   income   of period Return(1)   (000's)   net assets        assets
------               --------- ---------- ---------- ---------- --------- ---------  ---------- ----------     ------------
                                                      Class A
                         -         -          -       -------       -         -          -          -               -
12/31/98............  $1.000     $0.047     $0.047    $(0.047)   $1.000     4.80%    $  687,801    0.95%(2)        4.70%(2)
12/31/99............   1.000      0.044      0.044     (0.044)    1.000     4.44        881,223    0.95(2)         4.36(2)
12/31/00............   1.000      0.054      0.054     (0.054)    1.000     5.57        971,137    0.95            5.47
12/31/01............   1.000      0.034      0.034     (0.034)    1.000     3.45      1,087,329    0.93            4.04
12/31/02............   1.000      0.010      0.010     (0.010)    1.000     1.04(6)   1,751,812    0.90            0.99
                                                      Class B
                         -         -          -       -------       -         -          -          -               -
12/31/98............  $1.000     $0.039     $0.039    $(0.039)   $1.000     3.96%    $   34,828    1.75%(2)        3.88%(2)
12/31/99............   1.000      0.035      0.035     (0.035)    1.000     3.59         35,103    1.75(2)         3.53(2)
12/31/00............   1.000      0.046      0.046     (0.046)    1.000     4.72         24,090    1.76            4.62
12/31/01............   1.000      0.025      0.025     (0.025)    1.000     2.57         55,066    1.75            3.76
12/31/02............   1.000      0.003      0.003     (0.003)    1.000     0.28(6)      64,815    1.64(4)         0.26(4)
                                                      Class II
                         -         -          -       --------      -         -          -          -               -
12/31/98............  $1.000     $0.039     $0.039    $(0.039)   $1.000     3.94%    $    1,433    1.75%(4)        3.83%(4)
12/31/99............   1.000      0.035      0.035     (0.035)    1.000     3.57          8,235    1.61            3.59
12/31/00............   1.000      0.046      0.046     (0.046)    1.000     4.73         11,012    1.75(4)         4.67(4)
12/31/01............   1.000      0.026      0.026     (0.026)    1.000     2.63         33,644    1.69(4)         3.51(4)
12/31/02............   1.000      0.003      0.003     (0.003)    1.000     0.27(6)      30,285    1.66(4)         0.26(4)
                                                      Class I
                         -         -          -       -------       -         -          -          -               -
11/16/01-12/31/01(3)  $1.000     $0.002     $0.002    $(0.002)   $1.000     0.20%    $    8,336    0.80%(4)(5)     0.84%(4)(5)
12/31/02............   1.000      0.011      0.011     (0.011)    1.000     1.13%(6)      9,195    0.80(4)         1.12(4)

--------
(1) Total return is not annualized and does not reflect sales load.
(2) Net of transfer agent expense credits of:

          12/31/97 12/31/98 12/31/99
          -------- -------- --------
Class A    0.02%    0.03%     0.01%
Class B    0.02%    0.01%       --

(3) Commencement of sales of respective class of shares.
(4) Net of the following expense reimbursements (based on average net assets):

         12/31/98 12/31/00 12/31/01 12/31/02
         -------- -------- -------- --------
Class B.    --%      --%      --%    0.04%
Class II   2.55     0.18     0.05     0.04
Class I.     --       --     0.24     0.14

(5) Annualized.
(6) The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

         Financial Highlights
====================================

SUNAMERICA MUNICIPAL MONEY MARKET FUND

                                                                                                                Ratio of net
                        Net Asset                       Dividends                      Net Assets   Ratio of     investment
                          Value      Net     Total from  from net  Net Asset             end of     expenses     income to
Period                  beginning investment investment investment Value end   Total     period    to average   average net
Ended                   of period   income   operations   income   of period Return(1)  (000's)   net assets(4)  assets(4)
------                  --------- ---------- ---------- ---------- --------- --------- ---------- ------------- ------------
                                                                      Class A
                                                                      -------
10/31/99(6)............  $1.000     $0.020     $0.020    $(0.020)    $1.00     2.18%    $ 3,651       1.05%         2.18%
10/31/00(6)............   1.000      0.030      0.030     (0.030)     1.00     3.06       4,452       0.97          3.03
10/31/01(6)............   1.000      0.020      0.020     (0.020)     1.00     2.39       3,972       0.78          2.39
11/01/01-12/31/01(5)(6)   1.000      0.013      0.013     (0.013)     1.00     2.05       3,829       0.62(2)       1.71(2)
12/31/02...............   1.000      0.009      0.009     (0.009)     1.00     0.92      88,050       0.78          0.71
                                                                      Class B
                                                                      -------
10/31/99(6)............  $1.000     $0.010     $0.010    $(0.010)    $1.00     1.42%    $ 2,841       1.80%         1.42%
10/31/00(6)............   1.000      0.030      0.030     (0.030)     1.00     2.48       2,777       1.54          2.44
10/31/01(6)............   1.000      0.020      0.020     (0.020)     1.00     2.39       2,613       0.78          2.38
11/01/01-12/31/01(5)(6)   1.000      0.008      0.008     (0.008)     1.00     1.97       2,618       1.13(2)       1.27(2)
12/31/02...............   1.000      0.002      0.002     (0.002)     1.00     0.24       3,714       1.39          0.16
                                                                     Class II*
                                                                     ---------
8/10/00-10/31/00(3)(6).  $1.000     $0.010     $0.010    $(0.010)    $1.00     0.71%    $   108       0.75%(2)      2.78%(2)
10/31/01(6)............   1.000      0.020      0.020     (0.020)     1.00     2.40         136       0.78          2.33
11/01/01-12/31/01(5)(6)   1.000      0.008      0.008     (0.008)     1.00     1.97         195       1.15(2)       1.14(2)
12/31/02...............   1.000      0.002      0.002     (0.002)     1.00     0.24         170       1.39          0.19

--------
(1) Total return is not annualized and does not reflect sales load.
(2) Annualized
(3) Commencement of sales of respective class of shares.
(4) Net of the following expense reimbursements (based on average net assets):

                    10/31/99 10/31/00   10/31/01 12/31/01(5) 12/31/02
                    -------- --------   -------- ----------- --------
           Class A.   0.84%    0.47%      1.18%     2.51%      0.20%
           Class B.   0.89%    0.46%      1.18%     2.59%      1.25%
           Class II     --     0.41%(2)   1.18%     7.84%      9.68%

(5) Information presented for two month period.
(6) The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund.
* For the Municipal Money Market Fund, formerly North American Municipal Money Market Fund, the Class C shares were converted to Class II shares on November 16, 2001.

         For More Information


The following documents contain more information about the Funds and are available free of charge upon request:

   ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on fund holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the applicable period.

   STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Funds by contacting: AIG SunAmerica Fund Services, Inc. at 800-858-8850, by visiting our web site at www.sunamericafunds.com, or by calling your broker or financial advisor.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

DISTRIBUTOR:  AIG SunAmerica Capital Services, Inc.

The Funds are series of SunAmerica Money Market Funds, Inc.

INVESTMENT COMPANY ACT
File No. 811-03807